UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burren Capital Advisors Limited
Address: Leisure Island Business Centre
         Ocean Village
         , Gibraltar

13F File Number:  028-14972

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patrick Sullivan
Title:     COO & CCO
Phone:     +350 2006 8880

Signature, Place, and Date of Signing:

 /s/ Patrick Sullivan     Ocean Village, Gibraltar     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    $39,998 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASML HOLDING NV                N Y Registry SHS N07059210     2229    32780 SH	     DEFINED		     32780
CARNIVAL CORP	               PAIRED CTF       143658300     4467   130239 SH	     DEFINED		    130239
DELL INC                       COM              24702R101     4012   280000 SH	     DEFINED		    280000
HEINZ HJ CO                    COM              423074103     2024    28000 SH	     DEFINED		     28000
NETSPEND HOLDINGS INC          COM              64118V106     2781   175000 SH	     DEFINED		    175000
VIRGIN MEDIA INC               COM              92769L101    24485   500000 SH	     DEFINED		    500000